UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS $ in Thousands	Jun. 30, 2024 USD ($)
Current assets
Cash	$ 268,781
Restricted cash	373,887
Inventories	385,200
Total current assets	1,279,213
Non-current assets
Restricted cash	1,147
Securities pledged to an investor	310,477
Loan receivable from a related party	$ 224,042
Financing Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related party
Property, equipment and software, net	$ 345,336
Intangible assets	116,526
Operating lease right-of-use assets	158,864
Total non-current assets	1,227,041
Total assets	2,506,254
Current liabilities
Shortterm borrowings - third parties	518,479
Contract liabilities - third parties	50,054
Operating lease liabilities - third parties (including operating lease liabilities - third parties of VIEs without recourse to the Company of nil and US$716 as of December 31, 2023 and 2022, respectively)	14,526
Put option liabilities	437
Total current liabilities	1,840,454
Noncurrent liabilities
Contract liabilities - third parties	7,024
Warrant Liabilities	5,549
Exchangeable notes	77,087
Convertible notes	75,970
Deferred income	296,489
Total non-current liabilities	839,881
Total liabilities	2,680,335
Commitments and contingencies (note 28)
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares (US$0.00001 par value per share, 5,000,000,000 shares authorized as of December 31, 2023 and 2022; 474,621,603 shares issued and outstanding as of December 31, 2023 and 2022)	7
Additional paid-in capital	1,855,063
Accumulated other comprehensive income	25,278
Accumulated deficit	(2,048,092)
Total shareholders' deficit attributable to ordinary shareholders	(167,744)
Noncontrolling interests	(6,337)
Total shareholders' deficit	(174,081)
Total liabilities, mezzanine equity and shareholders' deficit	2,506,254
Related party
Current assets
Accounts receivable	19,674
Prepayments and other current assets	40,381
Non-current assets
Investment securities - related parties	2,168
Loan receivable from a related party	224,042
Other non-current assets	2,689
Current liabilities
Accounts payable	413,779
Accrued expenses and other current liabilities	243,024
Convertible notes	110,661
Noncurrent liabilities
Operating lease liabilities	11,314
Other non-current liabilities	1,548
Nonrelated Party
Current assets
Accounts receivable	72,798
Prepayments and other current assets	118,492
Non-current assets
Intangible assets	116,526
Other non-current assets	65,792
Current liabilities
Accounts payable	58,271
Contract liabilities - third parties	50,054
Operating lease liabilities - third parties (including operating lease liabilities - third parties of VIEs without recourse to the Company of nil and US$716 as of December 31, 2023 and 2022, respectively)	14,526
Accrued expenses and other current liabilities	431,223
Noncurrent liabilities
Contract liabilities - third parties	7,024
Operating lease liabilities	81,393
Put option liabilities	175,214
Other non-current liabilities	$ 108,293